Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments to Purchase Eligible Services and Offerings	The Company’s commitments to purchase eligible services and offerings from Google is summarized in the table below:

Commitment amount
Commitment period 1 (a)	$1,000,000
Commitment period 2 (b)	3,000,000
Commitment period 3 (c)	6,000,000
Total Commitment	$10,000,000

(a) The period starting on November 15, 2024 and continuing for 12 months.

(b) The period starting at the end of Commitment Period 1 and continuing for 12 months.

(c) The period starting at the end of Commitment Period 2 and continuing for 12 months.